Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

December 31, 2019

FAA-QTLY-0220
1.811343.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.5%
	Shares	Value
Fidelity Communication Services Central Fund (a)	1,360,350	$294,869,399
Fidelity Consumer Discretionary Central Fund (a)	972,192	339,713,209
Fidelity Consumer Staples Central Fund (a)	1,040,897	223,001,808
Fidelity Emerging Markets Equity Central Fund (a)	2,690,791	633,358,316
Fidelity Energy Central Fund (a)	1,379,983	141,738,035
Fidelity Financials Central Fund (a)	5,829,217	630,021,773
Fidelity Health Care Central Fund (a)	1,070,764	526,676,479
Fidelity Industrials Central Fund (a)	1,090,787	326,101,635
Fidelity Information Technology Central Fund (a)	1,862,970	849,514,112
Fidelity International Equity Central Fund (a)	10,298,782	873,233,706
Fidelity Materials Central Fund (a)	397,510	80,630,971
Fidelity Real Estate Equity Central Fund (a)	1,147,456	139,174,962
Fidelity Utilities Central Fund (a)	577,808	114,296,214
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,197,075,718)		5,172,330,619

Fixed-Income Central Funds - 39.1%
High Yield Fixed-Income Funds - 1.9%
Fidelity Emerging Markets Debt Central Fund (a)	9,975,746	94,171,042
Fidelity Floating Rate Central Fund (a)	458,496	46,546,540
Fidelity High Income Central Fund (a)	423,037	47,574,769

TOTAL HIGH YIELD FIXED-INCOME FUNDS		188,292,351

Investment Grade Fixed-Income Funds - 37.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,740,489	485,426,062
Fidelity International Credit Central Fund (a)	952,026	96,411,704
Fidelity Investment Grade Bond Central Fund (a)	27,503,253	3,086,140,027

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,667,977,793

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,559,288,087)		3,856,270,144

Money Market Central Funds - 3.5%
Fidelity Cash Central Fund 1.58% (b)	151,196,649	151,226,888
Fidelity Money Market Central Fund 1.91% (b)	193,500,207	193,519,557
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $344,727,921)		344,746,445
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.55% 3/5/20 to 4/2/20 (c)
(Cost $16,341,714)	16,400,000	16,342,357
	Shares	Value

Investment Companies - 4.3%
iShares 20+ Year Treasury Bond ETF	690,749	$93,582,675
iShares Core MSCI EAFE ETF	3,559,885	232,246,896
iShares MSCI Japan ETF	1,725,338	102,209,023
TOTAL INVESTMENT COMPANIES
(Cost $398,569,477)		428,038,594
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $7,516,002,917)		9,817,728,159
NET OTHER ASSETS (LIABILITIES) - 0.4%		35,040,139
NET ASSETS - 100%		$9,852,768,298

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,653	March 2020	$267,050,415	$287,383	$287,383
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,896	March 2020	218,214,960	(2,139,822)	(2,139,822)
TOTAL FUTURES CONTRACTS					$(1,852,439)

The notional amount of futures sold as a percentage of Net Assets is 4.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,731,808.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$463,923
Fidelity Communication Services Central Fund	9,650,662
Fidelity Consumer Discretionary Central Fund	9,283,760
Fidelity Consumer Staples Central Fund	2,267,790
Fidelity Emerging Markets Debt Central Fund	1,900,296
Fidelity Emerging Markets Equity Central Fund	9,468,932
Fidelity Energy Central Fund	1,251,002
Fidelity Financials Central Fund	17,128,521
Fidelity Floating Rate Central Fund	715,218
Fidelity Health Care Central Fund	5,165,048
Fidelity High Income Central Fund	800,402
Fidelity Industrials Central Fund	1,822,530
Fidelity Inflation-Protected Bond Index Central Fund	6,336,133
Fidelity Information Technology Central Fund	18,924,336
Fidelity International Credit Central Fund	3,728,020
Fidelity International Equity Central Fund	6,655,090
Fidelity Investment Grade Bond Central Fund	25,627,719
Fidelity Materials Central Fund	528,162
Fidelity Money Market Central Fund	1,125,794
Fidelity Real Estate Equity Central Fund	1,766,425
Fidelity Securities Lending Cash Central Fund	4,396
Fidelity Utilities Central Fund	4,608,820
Total	$129,222,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$48,821,485	$38,559	$50,109,387	$(5,632,044)	$6,881,387	$--	0.0%
Fidelity Communication Services Central Fund	270,962,401	13,977,824	4,573,987	174,298	14,328,863	294,869,399	16.2%
Fidelity Consumer Discretionary Central Fund	325,603,934	14,142,353	5,213,319	494,300	4,685,941	339,713,209	17.1%
Fidelity Consumer Staples Central Fund	211,715,427	5,420,975	3,395,071	22,843	9,237,634	223,001,808	16.2%
Fidelity Emerging Markets Debt Central Fund	90,593,706	3,236,542	841,396	5,323	1,176,867	94,171,042	3.2%
Fidelity Emerging Markets Equity Central Fund	556,651,884	15,616,043	4,891,005	60,382	65,921,012	633,358,316	31.1%
Fidelity Energy Central Fund	132,855,984	3,124,167	2,013,148	(347,076)	8,118,108	141,738,035	16.6%
Fidelity Financials Central Fund	588,924,022	25,850,859	9,352,855	(6,323)	24,606,070	630,021,773	17.6%
Fidelity Floating Rate Central Fund	45,518,177	1,382,924	420,666	(1,357)	67,462	46,546,540	2.4%
Fidelity Health Care Central Fund	434,669,997	11,923,621	7,131,842	569,366	86,645,337	526,676,479	17.0%
Fidelity High Income Central Fund	92,722,467	1,466,793	46,826,470	(869,907)	1,081,886	47,574,769	1.8%
Fidelity Industrials Central Fund	309,350,734	6,445,101	4,957,929	(80,796)	15,344,525	326,101,635	17.5%
Fidelity Inflation-Protected Bond Index Central Fund	421,991,665	70,383,292	4,255,342	111,359	(2,804,912)	485,426,062	31.3%
Fidelity Information Technology Central Fund	736,651,164	30,202,218	11,701,678	(11,469)	94,373,877	849,514,112	17.0%
Fidelity International Credit Central Fund	94,953,312	5,077,842	841,328	(1,816)	(3,292,841)	96,411,704	31.0%
Fidelity International Equity Central Fund	785,158,315	24,704,700	5,952,494	101,925	69,221,260	873,233,706	31.9%
Fidelity Investment Grade Bond Central Fund	2,880,244,015	243,332,561	27,048,299	78,251	(10,466,501)	3,086,140,027	11.4%
Fidelity Materials Central Fund	76,769,511	1,864,474	1,458,858	(308,485)	3,764,329	80,630,971	16.9%
Fidelity Real Estate Equity Central Fund	140,113,734	3,791,211	1,262,046	(1,949)	(3,465,988)	139,174,962	14.4%
Fidelity Utilities Central Fund	113,626,444	6,128,324	1,687,422	77,935	(3,849,067)	114,296,214	17.4%
	8,357,898,378	488,110,383	193,934,542	(5,565,240)	381,575,249	9,028,600,763

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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